Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until March 31, 2012, 3,500 million ordinary shares were purchased by Fresenius SE. Fresenius SE is the Company's largest shareholder owning approximately 31.4% of the Company's voting shares as of March 31, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the three-month periods ended March 31, 2012 and 2011, amounts charged by Fresenius SE to the Company under the terms of these agreements were $17,299 and $17,308, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $1,625 and $1,468 for services rendered to the Fresenius SE Companies during the first three months of 2012 and 2011 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $6,348 and $6,274 during the three-month periods ended March 31, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $3,035 and $3,861, respectively, for its management services during the three-month periods ended March 31, 2012 and 2011.

b)       Products

For the first three months of 2012 and 2011, the Company sold products to the Fresenius SE Companies for $5,919 and $4,588 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $11,835 and $12,454, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold $655 of products to equity method investees during the first three months of 2012.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the three-month periods ended March 31, 2012 and 2011, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $4,269 and $6,415, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of March 31, 2012, the Company had borrowings outstanding with Fresenius SE of €8,300 ($11,085 as of March 31, 2012) at an interest rate of 1.544%, due on April 30, 2012.

As of March 31, 2012, the Company had a loan of CNY 10,000 ($1,588 as of March 31, 2012) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

On August 19, 2009, the Company borrowed €1,500 ($2,003 as of March 31, 2012) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.